Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Accrued Liabilities [Table Text Block]

	December 31,
	2017	2016
	(Millions)
Deferred income	$361	$338
Interest on debt	267	310
Employee costs	202	223
Refundable deposits	—	160
Property taxes	63	55
Asset retirement obligations	53	61
Other, including other loss contingencies	221	301
	$1,167	$1,448